LIQUIDITY AND GOING CONCERN CONSIDERATIONS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net income loss	$ 1,418,430	$ 1,015,654	$ 4,102,134	$ 4,404,418	$ 5,340,354	$ 4,670,255
Accumulated deficit	31,041,348		31,041,348		$ 26,917,036	$ 8,099,627
Working capital	$ 3,000,000.0		$ 3,000,000.0